Investor A C Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BLACKROCK GLOBAL ALLOCATION FUND, INC.	Apr. 30, 2026 USD ($)
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 631
Expense Example, with Redemption, 3 Years	862
Expense Example, with Redemption, 5 Years	1,112
Expense Example, with Redemption, 10 Years	1,825
Investor C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	294
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,044
Expense Example, with Redemption, 10 Years	2,052
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	495
Expense Example, with Redemption, 10 Years	1,104
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	476
Expense Example, with Redemption, 5 Years	825
Expense Example, with Redemption, 10 Years	$ 1,809